UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Regional Bank Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 95.54%		$652,749,266

(Cost $385,959,910)

Financials 95.54%		652,749,266

Capital Markets 2.07%
State Street Corp.	302,690	14,141,677

Commercial Banks 77.56%
1st United Bancorp, Inc. (I)	329,927	2,161,022
Ameris Bancorp (I)	450,012	4,288,614
Anchor Bancorp (I)	161,584	1,623,919
Bank of Marin Bancorp	19,481	676,770
Bar Harbor Bankshares	62,294	1,819,608
BB&T Corp.	952,581	26,329,339
Bond Street Holdings LLC, Class A (I)(S)	371,808	7,436,160
Boston Private Financial Holdings, Inc.	377,618	2,533,817
Bryn Mawr Bank Corp.	383,894	6,902,414
Centerstate Banks, Inc.	628,561	4,613,638
Citizens Republic Banking Corp., Inc. (I)(V)	5,077,376	3,197,224
City Holding Company	94,723	3,296,360
Comerica, Inc.	318,909	12,182,324
Commerce Bancshares, Inc.	349,751	14,385,259
Cullen/Frost Bankers, Inc.	464,824	26,857,531
CVB Financial Corp.	495,298	4,101,067
East West Bancorp, Inc.	1,130,549	24,544,219
Evans Bancorp, Inc.	84,776	1,233,491
Fifth Third Bancorp	756,892	11,254,984
First California Financial Group, Inc. (I)	391,417	1,240,792
First Horizon National Corp. (I)	324,384	3,675,271
First Michigan Bank (I)(R)	830,801	4,497,898
First Southern Bancorp, Inc., Class B (I)	140,985	2,185,268
FNB Corp.	1,751,436	17,689,504
Glacier Bancorp, Inc.	321,556	4,537,155
Hancock Holding Company	465,738	15,276,206
Heritage Commerce Corp. (I)(V)	712,266	3,262,178
Heritage Financial Corp. (I)	186,223	2,653,678
Heritage Oaks Bancorp (I)	1,064,426	3,778,712
Huntington Bancshares, Inc.	429,784	3,111,636
Independent Bank Corp.	661,869	17,989,599
KeyCorp	1,004,881	8,943,441
Lakeland Financial Corp.	93,814	1,930,692
M&T Bank Corp.	174,347	15,075,785
MB Financial, Inc.	549,209	10,797,449
Pacific Continental Corp.	412,572	4,187,606
Park Sterling Corp. (I)	443,766	2,489,527
PNC Financial Services Group, Inc.	590,151	35,409,059
Prosperity Bancshares, Inc.	207,906	8,409,798
Renasant Corp.	248,698	3,877,202
Sandy Spring Bancorp, Inc.	100,205	1,923,936
Sierra Bancorp	260,000	2,805,400
Southcoast Financial Corp. (I)	138,220	407,749
Sterling Bancshares, Inc.	608,255	5,395,222
SunTrust Banks, Inc.	520,148	15,828,104
SVB Financial Group (I)	466,051	24,453,696
SY Bancorp, Inc.	14,298	348,800
TCF Financial Corp.	1,472,621	22,000,958
TriCo Bancshares	377,716	5,729,952

Regional Bank Fund
As of 01-31-11 (Unaudited)

			Shares	Value

Financials (continued)

U.S. Bancorp			1,353,084	$36,533,267
Union First Market Bankshares Corp.			92,344	1,128,444
United Bancorp, Inc. (I)			569,987	2,205,850
Univest Corp. of Pennsylvania			36,500	629,078
Washington Banking Company			170,985	2,333,945
Washington Trust Bancorp, Inc.			243,187	4,863,740
Wells Fargo & Company			1,103,185	35,765,257
WesBanco, Inc.			244,673	4,612,086
Westamerica Bancorp.			216,693	10,834,650
Wilshire Bancorp, Inc.			134,441	863,111
Zions Bancorporation			882,084	20,799,541

Diversified Financial Services 10.48%
Bank of America Corp.			2,420,678	33,235,909
JPMorgan Chase & Company			853,985	38,378,085

Thrifts & Mortgage Finance 5.43%
Berkshire Hill Bancorp, Inc.			386,034	8,199,362
Capitol Federal Financial, Inc.			386,186	4,707,607
Citizens South Banking Corp. (V)			635,611	2,714,059
Doral Financial Corp. (I)			487,955	605,064
First Financial Holdings, Inc.			174,172	1,804,422
Flushing Financial Corp.			446,713	6,365,660
Heritage Financial Group, Inc.			174,238	2,021,161
Home Federal Bancorp, Inc.			149,730	1,605,106
Kaiser Federal Financial Group, Inc.			200,414	2,392,943
WSFS Financial Corp.			148,312	6,659,209

			Shares	Value

Preferred Securities 0.26%				$1,802,410

(Cost $1,732,675)

Financials 0.26%				1,802,410

Commercial Banks 0.26%
First Southern Bancorp, Inc. (I)(J)			241	193,885
Monarch Financial Holdings, Inc., Series B, 7.800%			59,575	1,608,525

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.14%				$945,872

(Cost $786,898)

Financials 0.14%				945,872

Commercial Banks 0.14%
Regions Financial Corp.	7.375	12-10-37	$995,655	945,872

Regional Bank Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Capital Preferred Securities 0.51%				$3,511,011

(Cost $2,636,191)

Financials 0.51%				3,511,011

Commercial Banks 0.51%
Banponce Trust I, Series A	8.327	02-01-27	$590,000	424,897
Webster Capital Trust IV
(7.650% to 6-15-17 then 3 month LIBOR + 1.890%)	7.650	06-15-37	3,275,000	3,086,114

			Shares	Value

Warrants 0.42%				$2,851,289

(Cost $3,231,258)

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)			176,192	2,426,164
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $17.77) (I)(J)			63,055	138,721
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)(J)			51,979	286,404

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 3.09%				$21,100,000

(Cost $21,100,000)

Short-Term Securities 3.09%				21,100,000

Federal Home Loan Bank Discount Notes	0.100%	02-01-11	$21,100,000	21,100,000

Total investments (Cost $415,446,932)† 99.96%				$682,959,848

Other assets and liabilities, net 0.04%				$280,329

Total net assets 100.00%				$683,240,177

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(J) These securities are issued under the U.S. Treasury Department’s Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. See Note 10.

			Value as a
			percentage of
Issuer, description	Acquisition date	Acquisition cost	Fund’s net assets	Value as of 1-31-11

First Michigan Bank	4-30-10	$4,984,806	0.66%	$4,497,898

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund (See notes for further details).

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $419,783,134. Net unrealized appreciation aggregated $263,176,714, of which $278,775,924 related to appreciated investment securities and $15,599,210 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1/31/11	Price	Inputs	Inputs

Common Stocks
Capital Markets	$14,141,677	$14,141,677	—	—
Commercial Banks	529,919,002	517,984,944	$7,436,160	$4,497,898
Diversified Financial Services	71,613,994	71,613,994	—	—
Thrifts & Mortgage Finance	37,074,593	37,074,593	—	—
Preferred Securities
Commercial Banks	1,802,410	1,608,525	—	193,885
Corporate Bonds
Commercial Banks	945,872	—	945,872	—
Capital Preferred Securities
Commercial Banks	3,511,011	—	3,511,011	—
Warrants	2,851,289	2,851,289
Short-Term Investments	21,100,000	—	21,100,000	—

Total investments in Securities	$682,959,848	$645,275,022	$32,993,043	$4,691,783

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three-month period ended January 31, 2011, there were no significant transfers in or out of Level 1 and Level 2 assets.

Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Commercial Banks

Balance as of 10-31-10	$4,259,696
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	432,087
Net purchases (sales)	-
Net transfers in and/out of Level 3	-
Balance as of 1-31-11	$4,691,783
Change in unrealized at period end*	$432,087

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended January 31, 2011, is set forth below:

	Beginning	Ending	Realized
	share	share	gain	Dividend	Ending
Affiliate	amount	amount	(loss)	income	value

Citizens Republic Banking Corp., Inc.
Bought: 1,285,900 Sold: none	3,791,476	5,077,376	-	-	$3,197,224
Citizens South Banking Corp.
Bought: 42,601 Sold: none	593,010	635,611	-	$5,637	$2,714,059
Heritage Commerce Corp.
Bought: none Sold: none	712,266	712,266	-	-	$3,262,178

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q1 1/11
3/11

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Small Cap Equity Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 97.04%		$513,800,776

(Cost $382,729,615)

Consumer Discretionary 14.75%		78,077,161

Diversified Consumer Services 1.45%
Global Education & Technology Group, Ltd., ADR (I)(L)	853,311	7,679,799

Hotels, Restaurants & Leisure 3.40%
Bally Technologies, Inc. (I)	225,462	9,228,160
WMS Industries, Inc. (I)	209,093	8,771,451

Household Durables 4.97%
iRobot Corp. (I)	201,933	5,452,191
Lennar Corp., Class A (L)	293,111	5,674,629
Tempur-Pedic International, Inc. (I)(L)	203,921	8,899,112
Tupperware Brands Corp.	136,945	6,265,234

Media 1.62%
Imax Corp. (I)	334,915	8,570,475

Specialty Retail 1.72%
A.C. Moore Arts & Crafts, Inc. (I)	1,217,400	2,666,106
Lumber Liquidators Holdings, Inc. (I)(L)	230,190	6,431,509

Textiles, Apparel & Luxury Goods 1.59%
G-III Apparel Group, Ltd. (I)	241,860	8,438,495

Consumer Staples 2.49%		13,170,492

Food Products 2.49%
Darling International, Inc. (I)	971,992	13,170,492

Energy 8.95%		47,379,971

Oil, Gas & Consumable Fuels 8.95%
Africa Oil Corp. (I)	2,180,992	4,508,567
Bankers Petroleum, Inc. (I)	1,076,579	5,203,617
Brigham Exploration Company (I)(L)	264,098	7,819,942
International Coal Group, Inc. (I)(L)	752,817	6,963,557
Ivanhoe Energy, Inc. (I)(L)	1,600,643	5,538,225
Patriot Coal Corp. (I)(L)	275,620	7,212,975
Plains Exploration & Production Company (I)	156,296	5,532,878
Rex Energy Corp. (I)(L)	382,236	4,600,210

Financials 7.36%		38,976,937

Capital Markets 3.97%
Evercore Partners, Inc., Class A	265,851	8,586,987
Lazard, Ltd., Class A	297,534	12,413,118

Commercial Banks 3.39%
East West Bancorp, Inc.	397,677	8,633,568
Zions Bancorporation	396,236	9,343,245

Real Estate Investment Trusts 0.00%
Sabra Healthcare, Inc.	1	19

Health Care 14.71%		77,904,108

Biotechnology 1.46%
Isis Pharmaceuticals, Inc. (I)(L)	270,520	2,461,732
United Therapeutics Corp. (I)	77,506	5,268,858

Small Cap Equity Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Equipment & Supplies 5.20%
Align Technology, Inc. (I)(L)	288,918	$6,018,162
ArthroCare Corp. (I)	112,676	3,153,801
RTI Biologics, Inc. (I)	1,863,088	4,993,076
SonoSite, Inc. (I)(L)	124,232	4,169,226
Thoratec Corp. (I)(L)	388,895	9,174,033

Health Care Providers & Services 4.84%
Coventry Health Care, Inc. (I)	374,611	11,227,092
MEDNAX, Inc. (I)	166,009	10,981,495
Sun Healthcare Group, Inc. (I)	275,776	3,445,821

Pharmaceuticals 3.21%
Eurand NV (I)	328,314	3,923,352
Impax Laboratories, Inc. (I)	210,327	4,883,793
Par Pharmaceutical Companies, Inc. (I)	166,500	5,947,380
Somaxon Pharmaceuticals, Inc. (I)(L)	747,115	2,256,287

Industrials 15.92%		84,292,626

Aerospace & Defense 2.95%
Hexcel Corp. (I)	346,589	6,592,123
The Keyw Holding Corp. (I)(L)	620,849	9,045,770

Air Freight & Logistics 1.57%
Atlas Air Worldwide Holdings, Inc. (I)(L)	92,713	4,710,748
UTi Worldwide, Inc.	163,776	3,586,694

Airlines 1.75%
Copa Holdings SA, Class A	164,832	9,271,800

Building Products 2.20%
Quanex Building Products Corp.	228,614	4,455,687
Trex Company, Inc. (I)(L)	309,717	7,210,212

Commercial Services & Supplies 2.52%
EnerNOC, Inc. (I)(L)	283,943	7,388,197
Steelcase, Inc., Class A	580,666	5,934,407

Machinery 1.72%
Flow International Corp. (I)	845,101	3,169,129
Graham Corp.	255,666	5,931,451

Professional Services 1.12%
FTI Consulting, Inc. (I)(L)	161,904	5,904,639

Road & Rail 2.09%
Swift Transporation Company (I)(L)	776,191	11,091,769

Information Technology 21.56%		114,156,253

Communications Equipment 1.92%
JDS Uniphase Corp. (I)	355,408	6,031,274
KVH Industries, Inc. (I)	217,218	2,639,199
Meru Networks, Inc. (I)(L)	84,251	1,515,675

Internet Software & Services 6.49%
Ancestry.com, Inc. (I)(L)	280,062	9,970,207
Dice Holdings, Inc. (I)	490,821	6,410,122
TechTarget, Inc. (I)(L)	793,736	5,833,960
The Knot, Inc. (I)	712,913	7,899,076
VistaPrint NV (I)(L)	83,750	4,241,100

Small Cap Equity Fund
As of 01-31-11 (Unaudited)

		Shares	Value

Information Technology (continued)

IT Services 2.16%
Cardtronics, Inc. (I)		343,773	$5,875,081
Telvent GIT SA (I)(L)		192,895	5,543,802

Semiconductors & Semiconductor Equipment 5.72%
Atmel Corp. (I)		987,375	13,369,058
Cypress Semiconductor Corp. (I)		399,516	8,649,521
Netlogic Microsystems, Inc. (I)(L)		236,909	8,258,648

Software 5.27%
Concur Technologies, Inc. (I)(L)		136,796	6,980,700
Monotype Imaging Holdings, Inc. (I)		631,439	7,094,217
Rosetta Stone, Inc. (I)(L)		352,122	6,623,415
Ultimate Software Group, Inc. (I)(L)		126,967	6,170,596
Velti PLC (I)		73,882	1,050,602

Materials 11.08%			58,675,244

Chemicals 3.90%
Karnalyte Resources, Inc. (I)		424,848	4,246,995
LSB Industries, Inc. (I)		376,578	11,342,529
Neo Material Technologies, Inc. (I)		628,470	5,058,639

Metals & Mining 5.56%
Avalon Rare Metals, Inc. (I)(L)		1,348,979	7,786,587
Frontier Rare Earths, Ltd. (I)		1,116,211	3,311,504
Pretium Resources, Inc. (I)		744,094	4,681,472
Rare Element Resources, Ltd. (I)(L)		711,871	8,949,805
San Gold Corp. (I)		1,614,842	4,708,982

Paper & Forest Products 1.62%
Schweitzer-Mauduit International, Inc.		143,241	8,588,731

Telecommunication Services 0.22%			1,167,984

Diversified Telecommunication Services 0.22%
Hughes Communications, Inc. (I)		19,141	1,167,984

Warrants 0.05%			$284,320

(Cost $0)

Information Technology 0.00%			0

Software 0.00%
Access Integrated Technologies, Inc. (Expiration date 2-18-11, Strike price $11.00) (I)		75,000	0

Materials 0.05%			284,320

Metals & Mining 0.05%
Frontier Rare Earths, Ltd. (Expiration Date: 11-30-12, Strike Price: CAD 4.60) (I)		558,105	284,320

	Yield	Shares	Value

Securities Lending Collateral 22.84%			$120,914,325

(Cost $120,893,590)

John Hancock Collateral Investment Trust (W)	0.2756%(Y)	12,082,733	120,914,325

Small Cap Equity Fund
As of 01-31-11 (Unaudited)

		Maturity
	Yield*	date	Par value	Value

Short-Term Securities 4.70%				$24,900,000

Federal Home Loan Bank Discount Notes	0.100%	2-1-11	$24,900,000	24,900,000

Total investments (Cost $528,523,205)† 124.63%				$659,899,421

Other assets and liabilities, net (24.63%)				($130,422,953)

Total net assets 100.00%				$529,476,468

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollar

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-11.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $537,376,649. Net unrealized appreciation aggregated $122,522,772, of which $135,647,771 related to appreciated investment securities and $13,124,999 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 1-31-11.

United States	81%
Canada	12%
Panama	2%
Netherlands	2%
China	1%
Spain	1%
Virgin Islands	1%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except Federal Home Loan Bank Discount Notes, which are Level 2. Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. During the three month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q1 1/11
3/11

John Hancock MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Financial Industries Fund
As of 1-31-11 (Unaudited)

	Shares	Value

Common Stocks 96.93%		$298,454,704

(Cost $243,440,933)

Financials 93.94%		289,250,050

Capital Markets 16.52%
American Capital, Ltd. (I)	439,082	3,587,300
Ameriprise Financial, Inc.	85,860	5,293,269
Janus Capital Group, Inc.	534,063	6,894,753
Morgan Stanley	264,935	7,789,089
State Street Corp.	140,898	6,582,755
The Blackstone Group LP	646,077	10,162,791
The Goldman Sachs Group, Inc.	64,506	10,554,472

Commercial Banks 35.88%
BB&T Corp.	196,849	5,440,906
Boston Private Financial Holdings, Inc.	172,714	1,158,911
East West Bancorp, Inc.	508,966	11,049,652
Fifth Third Bancorp	224,987	3,345,557
First Horizon National Corp. (I)	145,000	1,642,850
First Michigan Bank (I) (R)	381,604	2,065,977
Glacier Bancorp, Inc.	147,007	2,074,269
Heritage Financial Corp. (I)	39,471	562,462
MB Financial, Inc.	91,887	1,806,498
Nordea Bank AB (I)	396,828	4,812,992
PNC Financial Services Group, Inc.	218,266	13,095,960
Prosperity Bancshares, Inc.	93,690	3,789,761
Renasant Corp.	110,635	1,724,800
Skandinaviska Enskilda Banken AB, Series A	264,186	2,398,133
Sterling Bancshares, Inc.	273,736	2,428,038
SVB Financial Group (I)	56,674	2,973,685
TCF Financial Corp.	630,844	9,424,809
U.S. Bancorp	526,912	14,226,624
Union First Market Bankshares Corp.	20,559	251,231
Wells Fargo & Company	517,578	16,779,879
Zions Bancorporation	399,779	9,426,789

Consumer Finance 6.49%
American Express Company	211,345	9,168,146
Discover Financial Services	524,550	10,800,485

Diversified Financial Services 10.73%
Bank of America Corp.	1,090,814	14,976,876
JPMorgan Chase & Company	401,996	18,065,701

Insurance 14.07%
ACE, Ltd.	150,672	9,279,888
Berkshire Hathaway, Inc. Class A (I)	37	4,529,725
MetLife, Inc.	282,982	12,952,086
Old Republic International Corp.	334,826	4,094,922
PartnerRe, Ltd.	37,008	3,030,215
Prudential Financial, Inc.	78,510	4,829,150
The Progressive Corp.	232,793	4,611,629

Real Estate Investment Trusts 7.61%
American Assets Trust, Inc. (I)	46,928	999,097
DiamondRock Hospitality Company (I)	79,778	967,707
Digital Realty Trust, Inc.	74,826	4,070,534
General Growth Properties, Inc. (I)	147,579	2,185,645
Homburg Invest, Inc., Class A (I)	155,983	1,711,942
Kimco Realty Corp.	109,448	1,979,914

Financial Industries Fund
As of 1-31-11 (Unaudited)

			Shares	Value

Financials (continued)

Simon Property Group, Inc.			66,556	$6,752,106
Transglobe Apartment Real Estate Investment Trust			175,270	1,862,359
Vornado Realty Trust			32,991	2,906,177

Real Estate Management & Development 2.55%
Coresite Realty Corp.			93,962	1,350,234
The Howard Hughes Corp. (I)			39,917	2,007,027
The St. Joe Company (I)			164,381	4,505,683

Thrifts & Mortgage Finance 0.09%
Doral Financial Corp. (I)			216,605	268,590

Information Technology 2.99%				9,204,654

IT Services 2.99%
MasterCard, Inc., Class A			13,212	3,124,770
Visa, Inc., Class A			87,042	6,079,884

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.14%				$436,745

(Cost $363,341)

Financials 0.14%				436,745

Commercial Banks 0.14%
Regions Financial Corp.	7.375	12-10-37	$459,732	436,745

			Shares	Value

Warrants 0.55%				$1,685,123

(Cost $1,860,936)

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)			112,965	1,555,528
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)(J)			23,520	129,595

		Yield	Shares	Value

Securities Lending Collateral 1.93%				$5,960,425

(Cost $5,960,721)

John Hancock Collateral Investment Trust (W)		0.2756%(Y)	595,614	5,960,425

Short-Term Investments 2.53%				$7,800,000

(Cost $7,800,000)

		Maturity	Par value
	Yield*	date		Value

Short-Term Securities 2.53%				7,800,000

Federal Home Loan Bank Discount Notes	0.100%	02-01-11	$7,800,000	7,800,000

Total investments (Cost $259,425,931)† 102.08%				$314,336,997

Other assets and liabilities, net (2.08%)				($6,419,190)

Total net assets 100.00%				$307,917,807

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(J) These securities are issued under the U.S. Treasury Department’s Capital Purchase Program.

Financial Industries Fund
As of 1-31-11 (Unaudited)

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a
			percentage of
Issuer, description	Acquisition date	Acquisition cost	Fund’s net assets	Value as of 1-31-11

First Michigan Bank	4-30-10	$2,289,624	0.67%	$2,065,977

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-11.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $265,168,886. Net unrealized appreciation aggregated $49,168,111, of which $57,586,809 related to appreciated investment securities and $8,418,698 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1/31/11	Price	Inputs	Inputs

Common Stocks
Capital Markets	$50,864,429	$50,864,429	—	—
Commercial Banks	110,479,783	101,202,681	$7,211,125	$2,065,977
Consumer Finance	19,968,631	19,968,631	—	—
Diversified Financial Services	33,042,577	33,042,577	—	—
Insurance	43,327,615	43,327,615	—	—
Real Estate Investment
Trusts	23,435,481	23,435,481	—	—
Real Estate Management &
Development	7,862,944	7,862,944	—	—
Thrifts & Mortgage Finance	268,590	268,590	—	—
IT Services	9,204,654	9,204,654	—	—
Corporate Bonds
Commercial Banks	436,745	—	436,745	—
Warrants	1,685,123	1,685,123
Securities Lending Collateral	5,960,425	5,960,425	—	—
Short-Term Securities	7,800,000	—	7,800,000	—

Total investments in
Securities	$314,336,997	$296,823,150	$15,447,870	$2,065,977

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three-month period ended January 31, 2011, there were no significant transfers in or out of Level 1 and Level 2 assets.

Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Commercial Banks

Balance as of 10-31-10	$1,905,416
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	160,561
Net purchases (sales)	-
Net transfers in and/out of Level 3	-
Balance as of 1-31-11	$2,065,977
Change in unrealized at period end*	$160,561

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q1 1/11
3/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: March 18, 2011